Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value of Options, Black-Scholes Model Assumptions [Table Text Block]
The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2013	2014	2015
Dividend yield	—	0%	0%
Expected term	—	5.5 – 7 years	5.5 – 7 years
Risk free interest rates	—	0.71% - 1.14%	1.41% - 2.10%
Expected volatility	—	81.27% - 86.68%	79.72%% - 83.64%

Compensation Cost Allocated to Cost of Revenues and Operating Expenses[Table Text Block]
The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2013	2014	2015
	US$	US$	US$
Cost of revenues	50,151	17,425	466
Sales and marketing	122,316	119,653	80,793
Product development	321,473	207,400	175,616
General and administrative	262,150	137,085	169,830

Stock Option Plan 2002
Summary of Option Activity[Table Text Block]
A summary of option activity under the 2002 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of Options	exercise	contractual	intrinsic
Options	(in terms of shares)	price	term (year)	value
		US$		US$
Outstanding as at April 1, 2014	11,750	18.88
Expired	3,500	11.37
Outstanding as at March 31, 2015	8,250	22.06	6.3	—
Exercisable as at March 31, 2015	6,375	22.06	6.3	—

Stock Option Plan 2004
Summary of Option Activity[Table Text Block]
A summary of option activity under the 2004 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options (in terms	exercise	contractual	intrinsic
Options	of shares)	price	term (year)	value
		US$		US$
Outstanding as at April 1, 2014	131,237	11.59
Granted	22,750	3.74
Expired	55,112	10.97
Forfeited	1,500	3.74
Outstanding as at March 31, 2015	97,375	10.22	4.4	2,125
Exercisable as at March 31, 2015	76,125	12.03	3.0	—

Stock Option Plan 2006
Summary of Option Activity[Table Text Block]
A summary of option activity under the 2006 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

			Weighted
		Weighted	average
	Number of	average	remaining
	options (in	exercise	contractual	Aggregate
Options	terms of shares)	price	term (year)	intrinsic value
		US$		US$
Outstanding as at April 1, 2014	490,563	8.54
Forfeited	1,250	0.16
Outstanding as at March 31, 2015	489,313	8.54	3.8	288,898
Exercisable as at March 31, 2015	477,313	8.47	3.8	288,898

Stock Option Plan 2015
Summary of Option Activity[Table Text Block]
A summary of option activity under the 2015 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options (in terms	exercise	contractual	intrinsic
Options	of shares)	price	term (year)	value
		US$		US$
Granted	36,800	3.74
Outstanding as at March 31, 2015	36,800	3.74	9.8	3,680
Exercisable as at March 31, 2015	—	—	—	—